Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	R$ 4,369	R$ 3,792	R$ 5,112
Trade receivables, net	384	618	535
Other receivables	302	267	119
Inventories, net	5,909	4,822	4,641
Recoverable taxes	679	596	674
Derivative financial instruments	43	0	0
Other current assets	175	146	252
Assets held for sale	24,443	22,775	20,153
Total current assets	36,304	33,016	31,486
Noncurrent assets
Trade receivables, net	4	80	0
Other receivables	128	642	612
Recoverable taxes	2,745	1,747	632
Derivative financial instruments	44	28	0
Deferred income tax and social contribution	207	125	174
Related parties	34	25	17
Restricted deposits for legal proceedings	776	762	661
Prepaid expenses	59	43	45
Investments in associates	203	156	311
Investment properties	20	21	23
Property and equipment, net	9,650	9,138	9,182
Intangible assets, net	2,675	1,924	1,908
Total noncurrent assets	16,545	14,691	13,565
Total assets	52,849	47,707	45,051
Current liabilities
Trade payable, net	9,246	8,128	7,232
Borrowings and financing	2,016	1,251	2,957
Payroll and related taxes	686	640	614
Taxes and contributions payable and taxes payable in installments	370	301	254
Related parties	145	153	147
Dividends payable	57	78	0
Financing of property	149	116	116
Rent payable	127	128	110
Deferred revenue	250	146	224
Other current liabilities	327	227	296
Liabilities related to assets held for sale	19,412	17,824	15,632
Total current liabilities	32,785	28,992	27,582
Noncurrent liabilities
Borrowings and financing	3,509	3,337	2,912
Deferred income tax and social contribution	581	394	317
Tax payable in installments	471	566	540
Provision for contingencies	1,235	1,107	1,177
Deferred revenue	13	22	24
Provision for losses on investments in associates	267	195	36
Other noncurrent liabilities	49	53	46
Total noncurrent liabilities	6,125	5,674	5,052
Shareholders' equity
Share capital	6,825	6,822	6,811
Capital reserves	413	355	331
Earning reserves	3,911	3,060	2,643
Other comprehensive loss	(66)	(49)	(20)
Total shareholders' equity	11,083	10,188	9,765
Non controlling interest	2,856	2,853	2,652
Total shareholders' equity	13,939	13,041	12,417
Total liabilities and shareholders' equity	R$ 52,849	R$ 47,707	R$ 45,051